Long-Term Investment	6 Months Ended
Mar. 31, 2024
Long-Term Investment [Abstract]
LONG-TERM INVESTMENT

NOTE 9 – LONG-TERM INVESTMENT

In July 2022, the Company made an investment in Nanjing Baituo Visual Technology Co., Ltd (“Nanjing Baituo”) by RMB1,500,000 ($223,881, exchange rate 6.7000)   with equity percentage of 15%. The Company has no significant influence in Nanjing Baituo’s operation as the Company does not dedicate any members on the Board of Directors of Nanjing Baituo or participate in its management and daily operation. As of March 31, 2024, the Company carried the investment at its cost in the amount of $207,748. Nanjing Baituo is principally engaged in the operation of software development in artificial intelligence and virtual reality and manufacturing in wearable smart devices. As of March 31, 2024, there has been no impairment of the long-term investment in Nanjing Baituo Company.